Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Equity
Share capital, shares outstanding (in shares)	98,206,287	86,511,713	78,514,054	77,858,502
Ordinary shares issued (in dollars per share)	$ 1.00	$ 1.00	$ 1.00	$ 2.50